Financial instruments by category (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Categories of financial assets [abstract]
Cash and cash equivalents	R$ 1,857,507		R$ 927,668	R$ 2,899,060	R$ 1,829,097
Financial investments	590,014		487,924
Compulsory reserve	4,271,581		4,761,404
Derivative financial instruments	4,924		58,470
Financial assets total	67,499,403		66,434,546
Categories of financial liabilities [abstract]
Payables To Third Parties	10,893,747		11,642,218
Checking accounts	12,243,699		12,030,573
Dividends payables		R$ 184,686
Banking Issuances	28,427,994		24,089,234	R$ 16,188,440
Borrowings	2,436,846		4,521,503
Derivative financial instruments	123,951		69,969
Total financial liabilities	57,086,201		55,643,518
Financial liabilities at amortised cost, category [member]
Categories of financial liabilities [abstract]
Payables To Third Parties	10,893,747		11,642,218
Obligations to FIDC quota holders - Interest risk	1,171,463		1,151,384
Checking accounts	12,243,699		12,030,573
Trade payables	606,743		663,229
Dividends payables	184,686		0
Payables to related parties	780,398		1,131,246
Banking Issuances	28,427,994		24,089,234
Borrowings	2,436,846		4,521,503
Deferred revenue	109,980		145,428
Other liabilities	106,694		198,734
Financial liabilities at fair value through profit or loss, category [member]
Categories of financial liabilities [abstract]
Derivative financial instruments	33,175		67,181
Financial liabilities at Fair value through other comprehensive income, category [Member]
Categories of financial liabilities [abstract]
Derivative financial instruments	90,776		2,788
Financial assets at amortised cost, category [member]
Categories of financial assets [abstract]
Cash and cash equivalents	1,857,507		927,668
Financial investments	534,744		362,979
Accounts receivables	51,776,484		54,831,460
Credit portfolio	4,206,367		3,152,793
Compulsory reserve	4,175,529		4,627,645
Other receivables	365,465		284,367
Judicial deposits	116,220		79,591
Receivables from related parties	25,902		31,849
Financial assets at fair value through other comprehensive income, category [member]
Categories of financial assets [abstract]
Financial investments	55,270		124,945
Accounts receivables	4,284,940		1,819,020
Compulsory reserve	96,051		133,759
Derivative financial instruments	4,894		58,470
Financial assets at fair value through profit or loss, category [member]
Categories of financial assets [abstract]
Derivative financial instruments	R$ 30		R$ 0